INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income tax expense:
Current tax expense	$ 836	$ 1,478	$ 1,035
Deferred tax expense	431	27	90
Amortization of tax benefit arising on intra-group transfers of non-current assets	0	0	(1,714)
Total income tax expense (benefit)	$ 1,267	$ 1,505	$ (589)
Statutory tax rate	0.00%	0.00%	0.00%